Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Nov. 14, 2016
Document Effective Date	Jan. 01, 2017
Prospectus Date	Jan. 01, 2017